Condensed financial information of registrant Prudential plc - Profit and Loss Accounts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit and Loss Accounts
Gains on financial instruments held at fair value through profit and loss		$ 5,250	$ 9,400	$ (30,890)
Profit (loss) before tax (being tax attributable to shareholders' and policyholders' returns) note (i)	[1]	3,239	2,272	(519)
Tax credit (charge) on profit on ordinary activities		(824)	(560)	(478)
Profit (loss) attributable to equity holders of the Company		2,285	1,701	(1,007)
Items that will not be reclassified subsequently to profit or loss
Total comprehensive income (loss), attributable to equity holders of the Company		1,976	1,585	(1,797)
Prudential plc
Profit and Loss Accounts
Investment income, including dividends received from subsidiary undertakings		825	1,430	800
Investment expenses and charges		(209)	(203)	(207)
Gain on transfer of debt to Prudential Funding (Asia) PLC			370
Gains on financial instruments held at fair value through profit and loss		210
Corporate expenditure		(39)	(47)	(158)
Foreign currency exchange losses		(1)	(27)	25
Profit (loss) before tax (being tax attributable to shareholders' and policyholders' returns) note (i)		786	1,523	460
Tax credit (charge) on profit on ordinary activities			2	(5)
Profit (loss) attributable to equity holders of the Company		786	1,525	455
Items that will not be reclassified subsequently to profit or loss
Valuation movements on retained interest in former subsidiary measured at fair value through other comprehensive income			8	(125)
Total comprehensive income (loss), attributable to equity holders of the Company		$ 786	$ 1,533	$ 330

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge under IAS 12. Consequently, the profit before tax measure is not representative of pre-tax profit attributable to shareholders.